Employee Compensation - Summary of Fair Values of Plan Assets Held (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value of plan assets [line items]
Cash and money market funds	$ 1
Derivative instruments	43	$ (15)
Fair value of plan assets	9,245	8,769
Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Derivative instruments		1
Fair value of plan assets	3,387	3,515
Unquoted [member]
Disclosure of fair value of plan assets [line items]
Derivative instruments	43	(16)
Fair value of plan assets	5,858	5,254
Cash and money market funds.
Disclosure of fair value of plan assets [line items]
Cash and money market funds	145	208
Cash and money market funds. | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Cash and money market funds	144	208
Canadian federal government [member]
Disclosure of fair value of plan assets [line items]
Debt securities	67	71
Canadian federal government [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	26	17
Canadian federal government [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	41	54
Canadian Provincial And Municipal Governments [member]
Disclosure of fair value of plan assets [line items]
Debt securities	555	712
Canadian Provincial And Municipal Governments [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	191	308
Canadian Provincial And Municipal Governments [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	364	404
US federal Government [member]
Disclosure of fair value of plan assets [line items]
Debt securities	301	400
US federal Government [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	297	393
US federal Government [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	4	7
Pooled asset funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	5,085	4,773
Pooled asset funds [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	1,071	1,331
Pooled asset funds [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	4,014	3,442
Corporate debt [member]
Disclosure of fair value of plan assets [line items]
Debt securities	1,394	1,365
Corporate debt [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	3
Equity securities		2
Corporate debt [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	1,391	1,363
Corporate equity [member]
Disclosure of fair value of plan assets [line items]
Equity securities	1,655	1,255
Corporate equity [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,655	$ 1,255